Schedule of Investments
September 30, 2021 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.39%

Cable & Other Pay Television Services - 4.14%
Charter Communications, Inc. Class A (2)	775	563,859

Electronic Computers - 10.72%
Apple, Inc.	10,311	1,459,006

Fire, Marine & Casualty Insurance - 2.25%
Chubb Ltd. (Switzerland)	1,768	306,713

Hospital & Medical Service Plans - 3.57%
Unitedhealth Group, Inc.	1,244	486,081

Measuring & Controlling Devices - 4.15%
Thermo Fisher Scientific, Inc.	988	564,474

Pharmaceutical Preparations - 11.87%
AbbVie, Inc.	2,616	282,188
Bristol-Myers Squibb Co.	4,802	284,134
Eli Lilly & Co.	3,034	701,006
Regeneron Pharmaceuticals, Inc. (2)	575	347,978

		1,615,306

Radio & TV Broadcasting & Communications Equipment - 3.23%
Qualcomm, Inc.	3,413	440,209

Retail-Building Materials, Hardware, Garden Supply - 4.23%
The Sherwin-Williams Co.	2,058	575,684

Retail-Catalog & Mail-Order Houses - 6.69%
Amazon.com, Inc. (2)	277	909,956

Retail-Drug Stores & Proprietary Stores - 3.32%
CVS Health Corp.	5,326	451,964

Retail-Variety Stores - 1.77%
Dollar Tree, Inc. (2)	2,510	240,257

Semiconductors & Related Devices - 5.08%
On Semiconductor Corp. (2)	15,113	691,722

Semiconductors Mfg. - 2.74%
MKS Instruments, Inc.	2,475	373,502

Services-Business Services, NEC - 8.04%
Akamai Technologies, Inc. (2)	3,613	377,883
Fidelity National Information Services, Inc.	3,004	365,527
MasterCard, Inc. Class A	1,010	351,157

		1,094,567

Services-Computer Programming, Data Processing, Etc. - 7.02%
Alphabet, Inc. Class A (2)	179	478,560
Alphabet, Inc. Class C (2)	179	477,091

		955,651

Services-Equipment Rental & Leasing - 4.23%
United Rentals, Inc. (2)	1,640	575,525

Services-Prepackaged Software - 10.32%
Activision Blizzard, Inc. (2)	4,090	316,525
Microsoft Corp.	2,505	706,210
PTC, Inc. (2)	3,191	382,250

		1,404,985

Trucking (No Local) - 2.70%
Landstar System, Inc.	2,326	367,089

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.31%
LKQ Corp. (2)	6,255	314,752

Total Common Stock	(Cost $ 5,357,944)	13,391,302

Money Market Registered Investment Companies - 1.77%

First American Government Obligation Fund Class Z 0.02% (5)	240,998	240,998

Total Money Market Registered Investment Companies	(Cost $ 240,998)	240,998

Total Investments - 100.17%	(Cost $ 5,598,941)	13,632,300

Liabilities in Excess of Other Assets - -.17%		(22,493)

Total Net Assets - 100.00%		13,609,807

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$13,632,300	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$13,632,300	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.